Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000084895 | 912797TL1 | United States Treasury Bill, 3.620%
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000084895 | ESM6P5850_20260622_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084895 | FuturesESM6P5850_20260622_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000084895 | U.S. Treasury Obligations912797TL1
Holdings [Line Items]
Percent of Total Investments	99.80%
C000084895 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000084896 | 912797TL1 | United States Treasury Bill, 3.620%
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000084896 | ESM6P5850_20260622_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000084896 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084896 | RTY6P2150_20260622_L_EDF | CME E-mini Russell 2000 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084896 | ESM6P6075_20260622_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000084896 | U.S. Treasury Obligations912797TL1
Holdings [Line Items]
Percent of Total Investments	73.50%
C000084896 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000084896 | Equities921943858
Holdings [Line Items]
Percent of Total Investments	26.30%
C000084896 | FuturesRTY6P2150_20260622_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000084896 | Equity
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000103841 | 912797TL1 | United States Treasury Bill, 3.620%
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000103841 | ESZ7P6800_20271220_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103841 | U.S. Treasury Obligations912797TL1
Holdings [Line Items]
Percent of Total Investments	92.30%
C000103841 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103841 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000103841 | FuturesESZ7P6800_20271220_L_EDF
Holdings [Line Items]
Percent of Total Investments	7.70%
C000084894 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000084894 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084894 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084894 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084894 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084894 | Goldman Sachs Group, Inc. (The), 6.75, 2037-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084894 | Anheuser-Busch InBev Worldwide, Inc., 8.2, 2039-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084894 | Deutsche Telekom International Finance BV, 9.25, 2032-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | General Electric Company, 6.75, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | MetLife, Inc., 10.75, 2039-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	28.90%
C000084894 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	62.10%
C000084894 | Collateral for Securities Loaned857492706
Holdings [Line Items]
Percent of Total Investments	9.00%
C000084894 | 78410GAG9Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084894 | 50076QAR7Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084894 | 337932AH0Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084894 | 91911TAE3Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084894 | 90279XAA0Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084894 | 500472AC9Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084894 | 019576AD9Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084894 | 92332YAB7Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084894 | 156700BD7Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084894 | 19260QAC1Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084894 | 233835AQ0Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084894 | 857492706Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084894 | 464288513Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000127804 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000127804 | 69344A834 | PGIM AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000127804 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127804 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127804 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127804 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127804 | 092528504 | iShares AAA CLO Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127804 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127804 | Collateral for Securities Loaned857492706
Holdings [Line Items]
Percent of Total Investments	10.60%
C000127804 | Fixed Income - Other092528504
Holdings [Line Items]
Percent of Total Investments	89.40%
C000127804 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000127804 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.00%